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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                         Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer Protected Principal Plus Fund
              Schedule of Investments 9/30/04  (unaudited)
   Shares                                                                            Value
              COMMON STOCKS - 17.5 %
              Energy - 1.5 %
              Integrated Oil & Gas - 1.3 %
       1,171  BP Amoco Plc  (A.D.R.)                                            $        67,368
       1,909  ConocoPhillips                                                            158,161
       8,420  ChevronTexaco Corp.                                                       451,649
       2,672  Occidental Petroleum Corp.                                                149,445
       8,638  Exxon Mobil Corp.                                                         417,475
                                                                                $     1,244,098
              Oil & Gas Drilling - 0.0 %
         557  Schlumberger Ltd.                                                 $        37,492
              Oil & Gas Exploration & Production - 0.2 %
       1,365  Apache Corp.                                                      $        68,400
       3,921  Pioneer Natural Resources Co.                                             135,196
                                                                                $       203,596
              Total Energy                                                      $     1,485,186
              Materials - 1.2 %
              Aluminum - 0.1 %
       3,799  Alcoa, Inc.                                                       $       127,608
              Commodity Chemicals - 0.2 %
       1,378  Air Products & Chemicals, Inc.                                    $        74,936
       2,629  E.I. du Pont de Nemours and Co.                                           112,521
                                                                                $       187,457
              Diversified Chemical - 0.1 %
       1,167  PPG Industries, Inc.                                              $        71,514
              Diversified Metals & Mining - 0.6 %
       1,410  BHP Billiton Ltd. (A.D.R.)                                        $        29,258
       1,398  Inco Ltd. *                                                                54,592
       2,247  Phelps Dodge Corp.                                                        206,791
       2,785  Rio Tinto Plc (A.D.R.)                                                    302,590
                                                                                $       593,231
              Paper Products - 0.1 %
       3,007  Meadwestvaco Corp.                                                $        95,923
              Precious Metals & Minerals - 0.0 %
         583  Newmont Mining Corp.                                              $        26,544
              Specialty Chemicals - 0.1 %
       2,249  Ecolab Inc.                                                       $        70,709
              Total Materials                                                   $     1,172,986
              Capital Goods - 1.4 %
              Aerospace & Defense - 0.3 %
       2,962  General Dynamics Corp.                                            $       302,420
              Electrical Components & Equipment - 0.2 %
       1,286  Emerson Electric Co.                                              $        79,591
       1,701  General Electric Co.                                                       57,120
                                                                                $       136,711
              Industrial Conglomerates - 0.5 %
       1,361  Illinois Tool Works, Inc.                                         $       126,804
       3,274  Johnson Controls Inc.                                                     185,996
       2,155  United Technologies Corp.                                                 201,234
                                                                                $       514,034
              Industrial Machinery - 0.4 %
       2,261  Caterpillar, Inc.                                                 $       181,897
       3,681  Deere & Co.                                                               237,609
                                                                                $       419,506
              Total Capital Goods                                               $     1,372,671
              Commercial Services & Supplies - 0.2 %
              Office Services & Supplies - 0.2 %
       3,621  Canon, Inc.  (A.D.R.)                                             $       170,766
              Total Commercial Services & Supplies                              $       170,766
              Transportation - 0.7 %
              Airlines - 0.2 %
      10,156  Southwest Airlines Co.                                            $       138,325
              Railroads - 0.4 %
       3,065  Burlington Northern, Inc.                                         $       117,420
      10,462  Norfolk Southern Corp.                                                    311,140
                                                                                $       428,560
              Trucking - 0.1 %
       1,180  United Parcel Service                                             $        89,586
              Total Transportation                                              $       656,471
              Automobiles & Components - 0.4 %
              Automobile Manufacturers - 0.4 %
      13,546  Ford Motor Corp.                                                  $       190,321
       3,588  Paccar, Inc.                                                              248,003
                                                                                $       438,324
              Total Automobiles & Components                                    $       438,324
              Consumer Durables & Apparel - 0.1 %
              Apparel, Accessories & Luxury Goods - 0.1 %
       3,780  Gap Inc.                                                          $        70,686
              Total Consumer Durables & Apparel                                 $        70,686
              Media - 1.2 %
              Advertising - 0.2 %
       2,498  Omnicom Group                                                     $       182,504
              Movies & Entertainment - 0.1 %
       3,101  The Walt Disney Co.                                               $        69,928
              Publishing - 0.9 %
      10,408  Reed Elsevier NV (A.D.R.)                                         $       269,567
       2,879  Gannett Co.                                                               241,145
       1,121  John Wiley & Sons, Inc.                                                    35,816
       4,606  McGraw-Hill Co., Inc.                                                     367,052
                                                                                $       913,580
              Total Media                                                       $     1,166,012
              Retailing - 0.8 %
              Apparel Retail - 0.1 %
       1,439  Liz Claiborne, Inc.                                               $        54,279
              Department Stores - 0.1 %
       5,486  May Department Stores Co.                                         $       140,606
              General Merchandise Stores - 0.4 %
       1,797  Family Dollar Stores, Inc.                                        $        48,699
       7,776  Target Corp.                                                              351,864
                                                                                $       400,563
              Home Improvement Retail - 0.1 %
       2,824  Lowe's Companies, Inc.                                            $       153,484
              Specialty Stores - 0.1 %
       1,821  Barnes & Noble, Inc. *                                            $        67,377
              Total Retailing                                                   $       816,309
              Food & Drug Retailing - 0.5 %
              Drug Retail - 0.3 %
       8,145  Walgreen Co.                                                      $       291,835
              Food Distributors - 0.2 %
       1,298  Cardinal Health, Inc.                                             $        56,813
       4,918  Sysco Corp.                                                               147,147
                                                                                $       203,960
              Total Food & Drug Retailing                                       $       495,795
              Food, Beverage & Tobacco - 0.8 %
              Packaged Foods & Meats - 0.6 %
       4,978  Campbell Soup Co.                                                 $       130,872
       2,675  General Mills, Inc.                                                       120,108
       4,320  H.J. Heinz Co., Inc.                                                      155,606
       3,098  Hershey Foods Corp.                                                       144,708
       4,642  Sara Lee Corp.                                                            106,116
                                                                                $       657,410
              Soft Drinks - 0.2 %
       3,867  PepsiCo, Inc.                                                     $       188,130
              Total Food, Beverage & Tobacco                                    $       845,540
              Household & Personal Products - 0.5 %
              Household Products - 0.5 %
       3,872  Colgate-Palmolive Co.                                             $       174,937
         885  Clorox Co.                                                                 47,171
       1,038  Estee Lauder Co.                                                           43,388
       5,201  Procter & Gamble Co.                                                      281,478
                                                                                $       546,974
              Total Household & Personal Products                               $       546,974
              Health Care Equipment & Services - 0.9 %
              Health Care Distributors - 0.5 %
       3,315  Abbott Laboratories                                               $       140,423
       5,487  Johnson & Johnson                                                         309,083
                                                                                $       449,506
              Health Care Equipment - 0.3 %
       4,314  Becton, Dickinson & Co.                                           $       223,034
       1,774  Guidant Corp.                                                             117,155
                                                                                $       340,189
              Managed Health Care - 0.1 %
       1,401  United Healthcare Group, Inc.                                     $       103,310
              Total Health Care Equipment & Services                            $       893,005
              Pharmaceuticals & Biotechnology - 1.1 %
              Pharmaceuticals - 1.1 %
       3,196  Barr Laboratorie, Inc. *                                          $       132,410
       2,663  Eli Lilly & Co.                                                           159,913
       3,867  Merck & Co., Inc.                                                         127,611
       5,828  Mylan Laboratories, Inc.                                                  104,904
       3,370  Novartis AG (A.D.R.)                                                      157,278
       2,995  Pfizer, Inc.                                                               91,647
       1,045  Roche Holdings AG (A.D.R.)                                                108,255
      10,992  Schering-Plough Corp.                                                     209,508
                                                                                $     1,091,526
              Total Pharmaceuticals & Biotechnology                             $     1,091,526
              Banks - 1.3 %
              Diversified Banks - 0.3 %
       5,665  U.S. Bancorp                                                      $       163,719
       2,467  Wells Fargo  & Co.                                                        147,107
                                                                                $       310,826
              Regional Banks - 0.8 %
       2,107  First Horizon National Corp.                                      $        91,360
       8,145  National City Corp.                                                       314,560
       2,509  SouthTrust Corp.                                                          104,525
       3,385  SunTrust Banks, Inc.                                                      238,338
       1,236  Zions Bancorporation                                                       75,445
                                                                                $       824,228
              Thrifts & Mortgage Finance - 0.2 %
       4,490  Washington Mutual, Inc.                                           $       175,469
              Total Banks                                                       $     1,310,523
              Diversified Financials - 1.0 %
              Asset Management & Custody Banks - 0.7 %
       3,694  The Bank of New York Co., Inc.                                    $       107,754
       2,879  Federated Investors Inc.                                                   81,879
       4,568  State Street Corp.                                                        195,099
       6,050  T. Rowe Price Associates, Inc.                                            308,187
                                                                                $       692,919
              Consumer Finance - 0.1 %
       2,630  American Express Co.                                              $       135,340
              Investment Banking & Brokerage - 0.2 %
       3,484  Merrill Lynch & Co., Inc.                                         $       173,224
              Total Diversified Financials                                      $     1,001,483
              Insurance - 0.5 %
              Multi-Line Insurance - 0.2 %
       2,766  American International Group, Inc.                                $       188,060
              Property & Casualty Insurance - 0.3 %
       3,253  Chubb Corp.                                                       $       228,621
       2,143  Safeco Corp.                                                               97,828
                                                                                $       326,449
              Total Insurance                                                   $       514,509
              Software & Services - 0.9 %
              Application Software - 0.5 %
       2,599  Adobe Systems, Inc.                                               $       128,573
       9,037  Microsoft Corp.                                                           249,873
       1,911  Symantec Corp. *                                                          104,876
                                                                                $       483,322
              Data Processing & Outsourced Services - 0.4 %
       2,903  Automatic Data Processing, Inc.                                   $       119,952
       2,248  Computer Sciences Corp. *                                                 105,881
       1,563  DST Systems, Inc. *                                                        69,507
       1,656  Fiserv, Inc. *                                                             57,728
       2,256  SunGard Data Systems, Inc. *                                               53,625
                                                                                $       406,693
              Total Software & Services                                         $       890,015
              Technology Hardware & Equipment - 1.0 %
              Communications Equipment - 0.4 %
      12,801  Motorola, Inc.                                                    $       230,930
      10,421  Nokia Corp. (A.D.R.)                                                      142,976
                                                                                $       373,906
              Computer Hardware - 0.6 %
       1,177  Apple Computer, Inc. *                                            $        45,609
       1,680  Diebold, Inc.                                                              78,456
       4,783  Dell, Inc. *                                                              170,275
       5,074  Hewlett-Packard Co.                                                        95,138
       1,768  IBM Corp.                                                                 151,588
      23,571  Sun Microsystems, Inc. *                                                   95,227
                                                                                $       636,293
              Total Technology Hardware & Equipment                             $     1,010,199
              Semiconductors - 0.5 %
              Semiconductor Equipment - 0.1 %
       8,528  Applied Materials, Inc. *                                         $       140,627
              Semiconductors - 0.4 %
       9,247  Intel Corp.                                                       $       185,495
       8,272  Texas Instruments, Inc.                                                   176,028
                                                                                $       361,523
              Total Semiconductors                                              $       502,150
              Telecommunication Services - 0.7 %
              Integrated Telecommunication Services - 0.7 %
       1,378  Alltel Corp.                                                      $        75,666
       8,703  BellSouth Corp.                                                           236,025
      13,094  SBC Communications, Inc.                                                  339,789
                                                                                $       651,480
              Total Telecommunication Services                                  $       651,480
              Utilities - 0.4 %
              Electric Utilities - 0.3 %
       1,989  American Electric Power Co., Inc.                                 $        63,568
       2,181  Consolidated Edison, Inc.                                                  91,689
       3,426  Southern Co.                                                              102,711
                                                                                $       257,968
              Gas Utilities - 0.1 %
       1,731  KeySpan Energy Corp.                                              $        67,855
              Water Utilities - 0.0 %
       1,223  Aqua America Inc.                                                 $        27,041
              Total Utilities                                                   $       352,864
              TOTAL COMMON STOCKS
              (Cost   $16,011,531)                                              $    17,455,474

 Principal
   Amount
              U.S. GOVERNMENT OBLIGATION - 82.3 %
 $98,900,000  U.S. Treasury Strip, Zero Coupon Bond, 11/15/09                   $    82,194,208
              TOTAL U.S. GOVERNMENT OBLIGATION
              (Cost   $81,081,874)                                              $    82,194,208

              TOTAL INVESTMENT IN SECURITIES -99.8%
              (Cost   $97,093,405)(a)                                           $    99,649,682

              OTHER ASSETS AND LIABILITIES - 0.2%                               $      210,898

              TOTAL NET ASSETS - 100.0%                                         $    99,860,580

          *   Non-income producing security.

   (A.D.R.)   American Depositary Receipt

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $98,636,360 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                         $  5,750,358

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                           (4,737,036)

              Net unrealized gain                                               $  1,013,322

                Pioneer Protected Principal Plus Fund II
                Schedule of Investments 9/30/04  (unaudited)

    Shares                                                                             Value
                MUTUAL FUND - 15.1 %
       465,342  Pioneer Fund Class Y +                                            $    17,943,575
                TOTAL MUTUAL FUND
                (Cost   $16,330,041)                                              $    17,943,575

  Principal
    Amount
                U.S. GOVERNMENT OBLIGATION - 85.1 %
  $124,200,000  U.S. Treasury Strip, Zero Coupon Bond, 5/15/10                    $   101,233,309
                TOTAL U.S. GOVERNMENT OBLIGATION
                (Cost   $103,583,417)                                             $   101,233,309

                TOTAL INVESTMENT IN SECURITIES -100.2%
                (Cost   $119,913,458)(a)                                          $   119,176,884

                OTHER ASSETS AND LIABILITIES - (0.2)%                             $     (238,694)

                TOTAL NET ASSETS - 100.0%                                         $   118,938,190

            +   Investment deemed to be an affiliate of the Fund

          (a)   At September 30, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $122,039,846 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                         $  3,395,084

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                           (6,258,046)

                Net unrealized loss                                               $ (2,862,962)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.